Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2015
Registrant Name	Jacob Funds Inc.
Central Index Key	0001090372
Amendment Flag	false
Document Creation Date	Jan. 07, 2016
Document Effective Date	Jan. 07, 2016
Prospectus Date	Jan. 04, 2016
Jacob Small Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSCGX
Jacob Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSIGX